Asset retirement obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Asset Retirement Obligations [Line Items]
Asset Retirement Obligations Based On Current Cost Estimates	$ 2,000.0	$ 2,000.0
Credit Risk Rate Used In Determining Other Provisions	4.90%	10.00%
Increase decrease in discount rate, asset retirement obligations	0.50%
Increase decrease in asset retirement obligations	$ 73.0
Increase (Decrease) in Expected Timing of Abandonment Spend which Affects Asset Retirement Obligations, Period	1 year
Scenario Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Increase decrease in asset retirement obligations	$ 37.3
Two Thousand Thirty And Two Thousand Thirty seven [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	900.0
Two Thousand Forty Three To Two Thousand Fifty [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	1,100.0
Two Thousand Twenty Two And Two Thousand Eighty One [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	$ 3,100.0	$ 2,500.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	1.10%	0.20%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	3.10%	2.90%